Employee compensation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 21,875	$ 14,940
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,159	2,785
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	3,365	2,295
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	9,707	6,578
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 4,644	$ 3,282